Unsecured Borrowings (Narrative) (Details) (USD $)	0 Months Ended		12 Months Ended
	Oct. 03, 2014	Dec. 11, 2013	Dec. 31, 2014	Dec. 31, 2013	Oct. 03, 2014	Dec. 11, 2013
Debt Instrument [Line Items]
Outstanding principal balance	$ 75,000,000		$ 3,100,000,000		$ 75,000,000
Proceeds for unsecured borrowings			396,563,000	291,389,000
Mininmum default for accelerated or demand repayment			50,000,000
Unsecured Borrowings [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal of debt to be paid upon change in contro				101.00%
Proceeds for unsecured borrowings	396,600,000
2020 Notes [Member] | Unsecured Borrowings [Member]
Debt Instrument [Line Items]
Outstanding principal balance	75,000,000	300,000,000	375,000,000	300,000,000	75,000,000	300,000,000
Interest rate		6.75%				6.75%
Underwriter's discount		8,500,000
Redemption percentage of principal amount				35.00%
Redemption price percentage	104.75%			106.75%
Accrued interest on the notes			1,100,000
Maturity date of the notes			Dec. 15, 2020
2021 Notes [Member] | Unsecured Borrowings [Member]
Debt Instrument [Line Items]
Outstanding principal balance			325,000,000
Interest rate	6.375%				6.375%
Redemption percentage of principal amount			35.00%
Redemption price percentage			106.375%
Accrued interest on the notes			$ 5,100,000
Maturity date of the notes			Oct. 15, 2021